Long-term and Short-term Debt (Committed Facilities) (Details) - Committed Credit Facility [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Borrowers	MetLife, Inc. and Missouri Reinsurance, Inc.
Expiration	Jun. 30, 2016
Line of Credit Facility, Maximum Borrowing Capacity	$ 210
Letter of Credit Issuances	210
Collateral financing arrangements	0
Unused Commitments	$ 0